Non-controlling interests - by group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	£ 47	£ 78	£ 80
Equity attributable to non-controlling interest	989	1,085
Dividends paid to non-controlling interest	44	79
Other non-controlling interests
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	3	(1)
Equity attributable to non-controlling interest	2	23
Dividends paid to non-controlling interest	0	0
– Preference shares | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	27	42
Equity attributable to non-controlling interest	529	529
Dividends paid to non-controlling interest	27	42
– Upper Tier 2 instruments | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Profit attributable to non-controlling interest	17	37
Equity attributable to non-controlling interest	458	533
Dividends paid to non-controlling interest	£ 17	£ 37